Other non-current assets	12 Months Ended
Dec. 31, 2025
Other non-current assets
Other non-current assets

18. Other non-current assets

Other non-current assets consisted of following items:

	December 31,
	2025	2024

	(Euro, in thousands)
Non-current restricted cash	€1,759	€1,985
Non-current portion of upfront payment to NovAliX	—	2,580
Non-current portion of advance related to the NovAliX transaction	—	2,877
Other non-current assets	1,200	1,266
Total other non-current assets	€2,959	€8,708

In 2023, we transferred our Romainville (France)-based drug discovery and research operations and employees to NovAliX for no consideration, in exchange for a five-year commitment to use the research capabilities and expertise of NovAliX within our R&D portfolio. The transfer was accounted for as an advance for future services, to be released over the committed five years collaboration period. In addition, we also made an €8.3 million upfront payment as a prepayment toward our five-year purchase commitment.

As a result of the strategic reorganization of the small molecule activities, we early terminated our five-year collaboration agreement with NovAliX, which resulted in the accelerated release of the remaining portion of the advances (non-current and current) of the NovAliX transaction and the upfront payment in 2025.